Cover Page	Aug. 11, 2021	Apr. 14, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	Cimpress plc
Entity Incorporation, State or Country Code	L2
Entity File Number	000-51539
Entity Tax Identification Number	98-0417483
Entity Address, Address Line One	Building D,
Entity Address, Address Line Two	Xerox Technology Park
Entity Address, Postal Zip Code	A91 H9N9
Entity Address, City or Town	Dundalk, Co. Louth
Entity Address, Country	IE
City Area Code		353
Local Phone Number	42 938 8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Title of 12(b) Security	Ordinary Shares, nominal value per share of €0.01
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Entity Central Index Key	0001262976
Amendment Flag	false